Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of detailed information about financial instruments
The Company has designated its financial instruments
as
follows:

December 31, 2021	Carrying value	Estimated fair value
Financial Assets
Cash and cash equivalents	$172,758	$172,758
Derivative instruments in designated hedge accounting relationships	294	294
Loans and receivables:
Accounts receivable	212,206	212,206
Contract assets	82,760	82,760
Long-term receivables	24,172	27,471

Financial Liabilities
Derivative instruments in designated hedge accounting relationships	180	180
Other financial liabilities:
Accounts payable and accrued liabilities	240,747	240,747
Long-term debt – Bank Facility	30,522	30,522
Long-term debt – Asset-Based Facility	37,411	37,411
Long-term debt – Notes	266,865	280,295
Other long-term liabilities	15,785	15,785

December 31, 2020	Ca rrying valu e	Estimated fair value
Financial Assets
Cash and cash equivalents	$95,676	$95,676
Derivative instruments in designated hedge accounting relationships	491	491
Loans and receivables:
Accounts receivable	213,375	213,375
Contract assets	66,722	66,722
Long-term receivables	31,910	35,696

Financial Liabilities
Derivative instruments in designated hedge accounting relationships	371	371
Other financial liabilities:
Accounts payable and accrued liabilities	182,152	182,152
Current portion of long-term debt - Notes	40,000	40,610
Long-term debt – Bank Facility	84,369	84,369
Long-term debt – Notes	267,810	284,605
Other long-term liabilities	10,967	10,967

Summary of fair value measurement of financial assets and financial liabilities

	Carrying value	Fair Value
		Level 1	Level 2	Level 3
Financial Assets
Derivative financial instruments	$294	$—	$294	$—
Long-term receivables	$24,172	$—	$27,471	$—

Financial Liabilities
Derivative financial instruments	$180	$—	$180	$—
Long-term debt – Notes	$266,865	$—	$280,295	$—

Summary of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at June 30, 2022:

		Notional amount	Maturity
Canadian Dollar Denominated Contracts
Purchase contracts	USD	$20,387	July 2022 – April 2023
Sales contracts	USD	(17,895)	July 2022 – May 2023
Purchase contracts	EUR	3,568	October 2022 – March 2023
Sales contracts	EUR	(2,453)	March 2023

The following table summarizes the Company’s commitments to buy and sell forei
g
n currencies as at December 31, 2021:

		Notional amount	Maturity
Canadian Dollar Denominated Contracts
Purchase contracts	USD	16,119	January 2022 – June 2022
Sales contracts	USD	(10,849)	January 2022 – September 2022
Purchase contracts	EUR	1,091	June 2022
Sales contracts	EUR	(641)	June 2022

Summary of earnings before tax due to weakening of foreign currency	The following table shows the sensitivity to a 5.0 percent weakening of the Canadian dollar against the U.S. dollar, Australian dollar, and Brazilian real.

Canadian dollar weakens by 5 percent	USD	AUD	BRL
Earnings from foreign operations
Earnings before income taxes	$1,632	$(149)	$92

Financial instruments held in foreign operations
Other comprehensive income	$14,454	$334	$300

Financial instruments held in Canadian operations
Earnings before income taxes	$(9,510)	$—	$—

Canadian dollar weakens by 5 percent	USD	AUD	BRL
Earnings before income taxes	$1,776	$(90)	$167

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	The following table shows the Company’s sensitivity to a five percent weakening of the Canadian dollar against the U.S. dollar, Australian dollar, and Brazilian real. A five percent strengthening of the Canadian dollar would have an equal and opposite effect. This sensitivity analysis relates to the position as at December 31, 2021 and for the year then ended.

Canadian dollar weakens by 5 percent	USD	AUD	BRL
Financial instruments held in foreign operations
Other comprehensive income	$14,019	$908	$221

Financial instruments held in Canadian operations
Earnings before income taxes	$(9,633)	$—	$—

Summary of maturity analysis for derivative and non derivative financial liabilities
A liquidity analysis of the Company’s financial instruments has been completed on a maturity basis. The following table outlines the cash flows, including interest associated with the maturity of the Company’s financial liabilities, as at June 30, 2022:

	Less than 3 months	3 months to 1 year	Greater than 1 year	Total
Derivative financial instruments
Foreign currency forward contracts	$60	$126	$—	$186
Accounts payable and accrued liabilities	278,166	—	—	278,166
Long-term debt – Bank Facility	—	4,735	46,624	51,359
Long-term debt – Asset-Based Facility	—	—	27,029	27,029
Long-term debt – Notes	—	—	270,505	270,505
Other long-term liabilities	—	—	12,413	12,413

A liquidity analysis of the Company’s financial instruments has been completed on a maturity basis. The following table outlines the cash flows, including interest associated with the maturity of the Company’s financial liabilities, as at December 31, 2021:

	Less than 3 months	3 months to 1 year	Greater than 1 year	Total
Derivative financial instruments
Foreign currency forward contracts	$124	$56	$—	$180
Accounts payable and accrued liabilities	240,747	—	—	240,747
Long-term debt – Bank Facility	—	—	30,522	30,522
Long-term debt – Asset-Based Facility	—	—	37,411	37,411
Long-term debt – Notes	—	—	266,865	266,865
Other long-term liabilities	—	—	15,785	15,785